UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/07
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
November 9, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                15
                                              -----------
Form 13F Information Table Value Total:       $    88,514
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 9/30/07



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Abington Community Banc. COM  00350R106  3,909   400,900 SH    SOLE             400,900
Advanta Corporation      CLA  007942105  6,580   270,650 SH    SOLE             270,650
Ameritrade               COM  03074K100  4,919   270,000 SH    SOLE             270,000
ASV, Inc.                COM  001963107  4,313   307,427 SH    SOLE             307,427
Berkshire Hathawayc.     CLA  084670108  3,555        30 SH    SOLE                  30
Black & Decker, Inc.     COM  091797100  7,497    90,000 SH    SOLE              90,000
Cabelas, Inc.            COM  126804301  6,953   294,000 SH    SOLE             294,000
El Paso Corporation      COM  28336L109  5,473   322,500 SH    SOLE             322,500
Federal Agric. Mortgage  CLC  313148306 14,254   485,500 SH    SOLE             485,500
Federal Agric. Mortgage  CLA  313148108  1,429    70,400 SH    SOLE              70,400
Goldman Sachs            COM  38141G104  4,118    19,000 SH    SOLE              19,000
St. Joe Company          COM  790148100  4,621   137,500 SH    SOLE             137,500
MBIA, Inc.               COM  55262C100  9,463   155,000 SH    SOLE             155,000
Polaris Industries, Inc. COM  731068102  8,942   205,000 SH    SOLE             205,000
Willow Financial Bancorp COM  97111W101  2,488   200,000 SH    SOLE             200,000


REPORT SUMMARY:                 15      88,514